SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of the option activity

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2019	24,779,432	5.3	2.2
Granted	—
Exercised	(10,150,336)	5.6	3.5
Forfeited	—

Options outstanding at December 31, 2019	14,629,096	5.4	1.7
Granted	—
Exercised	(14,222,096)	5.5	1.6
Forfeited	—

Options outstanding at December 31, 2020	407,000	5.1	1.6
Granted	—
Exercised	(407,000)	5.1	1.6
Forfeited	—

Options outstanding at December 31, 2021	—

Options vested and expected to be vested at December 31, 2021	—

Summary of the restricted share activity

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2019	29,510,504	9.3
Granted	14,551,472	34.2
Vested	(9,122,432)	9.3
Forfeited	(1,582,248)	10.7

Unvested at December 31, 2019	33,357,296	22.4
Granted	11,710,848	66.7
Vested	(12,684,640)	14.1
Forfeited	(1,364,736)	25.1

Unvested at December 31, 2020	31,018,768	42.4
Granted	12,107,888	31.6
Vested	(12,632,104)	29.3
Forfeited	(1,563,832)	37.7

Unvested at December 31, 2021	28,930,720	43.9

Assumptions used to estimate fair value of restricted shares granted

Grant date:	August 2019	August 2020	August 2021
Risk-free rate of return	1.67% - 1.88%	0.14% - 0.19%	0.07% - 0.33%
Volatility	63.22%	59.23%	49.271% - 50.295%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$5.02375	US$10.1475	US$7.45
	(RMB34.6)	(RMB70.5)	(RMB48.2)
Expected term	1 – 3 years	1 – 3 years	1 – 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2019	2020	2021

Costs of revenue	46,007	89,943	110,291
Selling and marketing expenses	39,436	54,204	53,560
General and administrative expenses	101,949	184,943	219,328
Research and development expenses	2,364	4,596	8,096
Total share-based compensation expenses	189,756	333,686	391,275